UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      960,197
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100    9,281   306,500 SH       DEFINED    1,2        306,500      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102    3,679   180,062 SH       DEFINED    1,2        180,062      0    0
ANADARKO PETE CORP           COM            032511107   13,904   182,150 SH       DEFINED    1,2        182,150      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   24,381   345,200 SH       DEFINED    1,2        345,200      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   16,958   344,750 SH       DEFINED    1,2        344,750      0    0
CANADIAN NAT RES LTD         COM            136385101    9,376   250,900 SH       DEFINED    1,2        250,900      0    0
CENOVUS ENERGY INC           COM            15135U109   20,269   610,500 SH       DEFINED    1,2        610,500      0    0
CIMAREX ENERGY CO            COM            171798101    4,717    76,200 SH       DEFINED    1,2         76,200      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   19,266   309,000 SH       DEFINED    1,2        309,000      0    0
CONSOL ENERGY INC            COM            20854P109   40,411 1,101,107 SH       DEFINED    1,2      1,101,107      0    0
DEVON ENERGY CORP NEW        COM            25179M103   31,288   504,650 SH       DEFINED    1,2        504,650      0    0
DOW CHEM CO                  COM            260543103    9,988   347,300 SH       DEFINED    1,2        347,300      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    1,908    59,850 SH       DEFINED    1,2         59,850      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109    8,835   188,300 SH       DEFINED    1,2        188,300      0    0
ETFS PALLADIUM TR            SH BEN INT     26923A106    4,168    64,566 SH       DEFINED    1,2         64,566      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101   10,938    79,367 SH       DEFINED    1,2         79,367      0    0
EXXON MOBIL CORP             COM            30231G102   14,337   169,150 SH       DEFINED    1,2        169,150      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   26,815   728,856 SH       DEFINED    1,2        728,856      0    0
GOLDCORP INC NEW             COM            380956409   10,368   234,313 SH       DEFINED    1,2        234,313      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   11,044 2,300,875 SH       DEFINED    1,2      2,300,875      0    0
HALLIBURTON CO               COM            406216101   35,109 1,017,350 SH       DEFINED    1,2      1,017,350      0    0
IMPERIAL OIL LTD             COM NEW        453038408   29,708   667,900 SH       DEFINED    1,2        667,900      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   10,792   400,600 SH       DEFINED    1,2        400,600      0    0
MARATHON OIL CORP            COM            565849106   14,814   506,100 SH       DEFINED    1,2        506,100      0    0
MIDWAY GOLD CORP             COM            598153104    2,817 1,335,000 SH       DEFINED    1,2      1,335,000      0    0
MOSAIC CO NEW                COM            61945C103   23,904   474,000 SH       DEFINED    1,2        474,000      0    0
MURPHY OIL CORP              COM            626717102   12,929   231,950 SH       DEFINED    1,2        231,950      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   42,234   621,178 SH       DEFINED    1,2        621,178      0    0
NEW GOLD INC CDA             COM            644535106    4,704   466,650 SH       DEFINED    1,2        466,650      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   36,243   386,800 SH       DEFINED    1,2        386,800      0    0
OCEANEERING INTL INC         COM            675232102   14,568   315,800 SH       DEFINED    1,2        315,800      0    0
PATTERSON UTI ENERGY INC     COM            703481101    8,151   407,968 SH       DEFINED    1,2        407,968      0    0
PEABODY ENERGY CORP          COM            704549104   22,826   689,412 SH       DEFINED    1,2        689,412      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101    6,861   292,067 SH       DEFINED    1,2        292,067      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    4,003   161,100 SH       DEFINED    1,2        161,100      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    4,295 4,937,250 SH       DEFINED    1,2      4,937,250      0    0
POTASH CORP SASK INC         COM            73755L107    9,635   233,400 SH       DEFINED    1,2        233,400      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   32,028   654,700 SH       DEFINED    1,2        654,700      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   28,472   389,550 SH       DEFINED    1,2        389,550      0    0
SANDRIDGE ENERGY INC         COM            80007P307    9,493 1,163,300 SH       DEFINED    1,2      1,163,300      0    0
SCHLUMBERGER LTD             COM            806857108   29,040   425,117 SH       DEFINED    1,2        425,117      0    0
SILVER WHEATON CORP          COM            828336107   17,217   594,500 SH       DEFINED    1,2        594,500      0    0
SM ENERGY CO                 COM            78454L100    8,593   117,550 SH       DEFINED    1,2        117,550      0    0
SPDR GOLD TRUST GOLD         GOLD SHS       78463V107    4,347    28,600 SH       DEFINED    1,2         28,600      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  110,026   876,700     PUT  DEFINED    1,2        876,700      0    0
STATOIL ASA                  SPONSORED ADR  85771P102    7,455   291,100 SH       DEFINED    1,2        291,100      0    0
STILLWATER MNG CO            COM            86074Q102    2,951   282,100 SH       DEFINED    1,2        282,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   28,547   990,186 SH       DEFINED    1,2        990,186      0    0
SUNCOR ENERGY INC NEW        COM            867224107    6,343   220,000     PUT  DEFINED    1,2        220,000      0    0
TALISMAN ENERGY INC          COM            87425E103   21,725 1,703,950 SH       DEFINED    1,2      1,703,950      0    0
TOTAL S A                    SPONSORED ADR  89151E109   32,059   627,250 SH       DEFINED    1,2        627,250      0    0
TRIANGLE PETE CORP           COM NEW        89600B201   13,548 2,269,345 SH       DEFINED    1,2      2,269,345      0    0
VENOCO INC                   COM            92275P307    3,051   450,717 SH       DEFINED    1,2        450,717      0    0
WALTER ENERGY INC            COM            93317Q105   11,122   183,650 SH       DEFINED    1,2        183,650      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    3,898   266,239 SH       DEFINED    1,2        266,239      0    0
YAMANA GOLD INC              COM            98462Y100    5,087   346,301 SH       DEFINED    1,2        346,301      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100    9,671   278,850 SH       DEFINED    1,2        278,850      0    0
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